UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9-30-2006
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ E. Peter Freer            New York, New York          11/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:       $236,988
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                             FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT    OTHER   VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN  MGRS    SOLE   SHARED   NONE
-------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS   COMMON    00484M106    3040   332200   SH        SOLE            332200   0        0
 INC
-------------------------------------------------------------------------------------------------------------
AMERICAN MED SYS      COMMON    02744M108   12330   669000   SH        SOLE            669000   0        0
 HLDGS INC
-------------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    8206   186200   SH        SOLE            186200   0        0
 PHARMACEUTICALS INC
-------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105    8101   950827   SH        SOLE            950827   0        0
-------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    7694   172200   SH        SOLE            172200   0        0
-------------------------------------------------------------------------------------------------------------
CUBIST                COMMON    229678107   26662  1226400   SH        SOLE           1226400   0        0
 PHARMACEUTICALS INC
-------------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    8059  2342744   SH        SOLE           2342744   0        0
-------------------------------------------------------------------------------------------------------------
DAVITA INC            COMMON    23918K108   17054   294700   SH        SOLE            294700   0        0
-------------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105   11635  2783400   SH        SOLE           2783400   0        0
 PHARMACEUTICALS INC
-------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC   COMMON    302182100   11952   158410   SH        SOLE            158410   0        0
-------------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104   10357   153500   SH        SOLE            153500   0        0
-------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103   12438   180869   SH        SOLE            180869   0        0
-------------------------------------------------------------------------------------------------------------
HOLOGIC INC           COMMON    436440101    6985   160500   SH        SOLE            160500   0        0
-------------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109   21535   651800   SH        SOLE            651800   0        0
-------------------------------------------------------------------------------------------------------------
INTERMUNE INC         COMMON    45884X103    4773   290700   SH        SOLE            290700   0        0
-------------------------------------------------------------------------------------------------------------
MEDCO HEALTH          COMMON    58405U102   13193   219481   SH        SOLE            219481   0        0
 SOLUTIONS INC
-------------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M301   10446   572720   SH        SOLE            572720   0        0
-------------------------------------------------------------------------------------------------------------
UNITED SURGICAL       COMMON    913016309    6836   275300   SH        SOLE            275300   0        0
 PARTNERS INT
-------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC    COMMON    92220P105   10059   188400   SH        SOLE            188400   0        0
-------------------------------------------------------------------------------------------------------------
VERTEX                COMMON    92532F950     371     1545       PUT   SOLE                 0   0     1545
 PHARMACEUTICALS INC
-------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109   25262  1497453   SH        SOLE           1497453   0        0
-------------------------------------------------------------------------------------------------------------